RELATED PARTY TRANSACTIONS - Schedule of Related Party Transaction Relationship (Details)	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Mr. Chen
RELATED PARTY TRANSACTIONS
Relationship with the Group		Founder
Foshan Viomi
RELATED PARTY TRANSACTIONS
Relationship with the Group	Controlled by a principal shareholder of the Company
Xiaomi
RELATED PARTY TRANSACTIONS
Relationship with the Group		Shareholder of the Group